INVENTORIES, NET	12 Months Ended
Dec. 31, 2021
INVENTORIES, NET
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Raw materials	373,690	282,939
Work in process	233,274	224,013
Finished goods	610,573	742,375
Inventories, net	1,217,537	1,249,327

During the years ended December 31, 2019, 2020 and 2021, the Group recorded a provision for the excess and obsolete inventories amounting to RMB23,799, RMB64,223 and RMB51,336, and wrote off RMB17,739, RMB59,852 and RMB47,077 respectively.